Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 06, 2015	Jun. 15, 2017	Feb. 28, 2017	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity (Textual)
Warrants issued to purchase common stock						6,975,000
Aggregate shares of common stock						13,950,000
Gross proceeds from sale of shares						$ 13,950,000
Warrants, description						Each whole warrant was exercisable to acquire one share of the Company's common stock at a price of $2.00 per share at any time up to January 6, 2017.
Offering expenses						$ 996,516	$ 35,154		$ 35,154			$ 35,811
Proceeds from issuance, net						12,953,484
Incurred internal offering costs						$ 785,197
Common stock, shares authorized							75,000,000		75,000,000		75,000,000	75,000,000
Common stock, par value							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized							5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, outstanding
Conversion of Series B Preferred into common stock	5,400,000
Stock option granted to employee				100,000
Proceeds from exercise options									$ 19,825	$ 2,600	$ 2,600
stock based compensation							$ 198,451	$ 209,655	612,964	333,301	735,429	396,850
Research and development expense							1,274,634	852,596	2,567,414	1,589,696	3,606,515	1,966,221
General and administrative expense							$ 635,007	$ 674,569	$ 1,575,096	$ 1,154,501	$ 2,470,062	$ 1,908,080
Recognized options vest over period											4 years
Recognized options and wararnts vest over period									4 years
Warrant [Member]
Stockholders' Equity (Textual)
Warrants issued to purchase common stock					125,000						365,550	7,002,774
Proceeds from exercise options											$ 2,969,454
Options exercised											(1,745,890)
Number of options cancelled
Number of options granted to employee											490,550	7,002,774
Warrant exercise price per share					$ 1.15		$ 0.39		$ 0.39			$ 2.00
Number of warrants exercised				926,588					4,695,846		1,745,890
Performance based and continuous service vesting					The Company's common stock to an investor relations firm as partial compensation for consulting services to be provided over a two-year period. The warrant is exercisable at $1.15 per share, has a term of three years and is subject to vesting over the two-year service period.
Cash proceeds from warrants				$ 1,853,176
Warrants outstanding and exercisable to purchase common stock							951,635		951,635
Weighted average remaining contractual life, warrant									6 years 4 days
Aggregate intrinsic value, warrant							$ 1,291,950		$ 1,291,950
Additional proceeds amount				522,326
Consultants [Member]
Stockholders' Equity (Textual)
Number of warrants exercised			106,982
Cash proceeds from warrants			$ 29,491	$ 29,491
Stock Options [Member]
Stockholders' Equity (Textual)
Stock option aggregate grant fair value									$ 528,580		$ 1,418,000	$ 301,557
Proceeds from exercise options			$ 19,825
Exercise prices of stock option							$ 2.40		$ 2.40
Options exercised			16,250								10,000
Number of options cancelled			48,750						105,000
Number of options granted to employee									1,031,000		1,696,000	388,124	127,532
Recognized options vest over period											4 years	4 years
Class of warrant or right expiration term											10 years	10 years
Performance based and continuous service vesting									The Company granted stock options to employees to purchase 1,031,000 shares of the Company's common stock at an exercise price of $2.40 per share. The options have terms of ten years. Of the 1,031,000 stock options granted, 300,000 are subject to vesting based on continuous service over periods between zero and four years from the date of grant. The balance of the grant, or 731,000 shares, has performance-based vesting conditions and will be valued at the time the milestones are reached. The stock options have an aggregate grant date fair value of $528,580.
Recognized options and wararnts vest over period									4 years
Number of shares issue and outstanding, percentage									20.00%
Number of shares vesting							300,000		300,000
Stock Options [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Exercise prices of stock option											$ 1.55	$ 1.17
Stock Options [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Exercise prices of stock option											$ 1.10	$ 1.00
Compensation Expense [Member]
Stockholders' Equity (Textual)
Research and development expense											$ 374,292	$ 181,158
General and administrative expense											361,137	215,692
Compensation Options [Member]
Stockholders' Equity (Textual)
Warrants, description						Each Compensation Option is exercisable for a unit consisting of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.00 per unit. The Compensation Options expired on July 6, 2016. Each whole warrant issuable upon exercise of Compensation Options is exercisable to acquire one share of common stock at an exercise price of $2.00 per share at any time up to January 6, 2017.
Proceeds from exercise options											$ 731,100	$ 55,548
Options exercised											731,100	55,548
Number of options granted to agents						786,696
Warrant exercise price per share												$ 2.00
Option granted exercise price						$ 1.00
Number of warrants exercised											731,100	55,548
2011 Plan [Member]
Stockholders' Equity (Textual)
Warrants issued to purchase common stock					125,000
Warrants, description					The Company's common stock to an investor relations firm as partial compensation for consulting services it will provide to the Company over a two year period.
Common stock for future issuance						6,453,069					1,665,572
Equity incentive plan, description						In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Company's common stock outstanding at the completion of the offering.
Number of options granted to employee									1,031,000
Number of shares issue and outstanding, percentage									20.00%
Increase number of shares authorized and issuance		7,171,540
Remaining options to be issued							1,506,793		1,506,793
Series B Preferred Stock [Member]
Stockholders' Equity (Textual)
Proceeds from issuance, net													$ 2,700,000
Conversion of Series B Preferred into common stock	5,400,000												5,400,000
Preferred stock conversion, description	Each outstanding share of Series B Preferred Stock was automatically converted into one share of common stock.
Amendment [Member]
Stockholders' Equity (Textual)
Authorized to issue and sale, shares						80,000,000
Common stock, shares authorized						75,000,000
Common stock, par value						$ 0.001
Preferred stock, shares authorized						5,000,000
Preferred stock, par value						$ 0.001
IPO [Member]
Stockholders' Equity (Textual)
Number of shares sold						11,250,000					2,700,000
Proceeds from issuance, net						$ 11,250,000					$ 2,700,000
Price per sale of unit						$ 1.00					$ 1.00
Warrants, description						All units consist of one share of the Company's common stock and one-half of one common stock purchase warrant.
Number of options granted to agents												786,696
Private Placement [Member]
Stockholders' Equity (Textual)
Number of shares sold						2,700,000
Proceeds from issuance, net						$ 2,700,000
Employees [Member]
Stockholders' Equity (Textual)
Stock option granted to employee				731,000
Employees [Member] | Agents [Member]
Stockholders' Equity (Textual)
Number of options cancelled											26,486	5,000